Finance receivables	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Finance receivables
4.	Finance receivables

4A.	Accounting policy
Interest income from financing transactions and income from leasing of vehicles to customers. Finance and service charges are accrued on the unpaid principal balance of finance receivables using the effective interest method. Loss allowance in respect of finance receivables is measured at an amount equal to twelve month expected losses if credit risk on such assets has not increased significantly since initial recognition. An allowance equal to lifetime expected losses is provided if credit risk has increased significantly from date of initial recognition or where the financial assets were deemed credit impaired at initial recognition. The allowance is also based on management’s evaluation of many factors, including current economic conditions, observable changes in portfolio performance and historical experience of losses.
Credit risk is determined to have increased significantly when a finance receivable becomes thirty days past due. Such impairment loss is recognized in the consolidated income statement. Such increases in credit risk are relative and assessment may include external ratings (where available) or other information such as past due payments. Historic data and forward-looking information are both considered. Objective evidence for a significant increase in credit risk may include where payment is overdue by sixty/ninety or more days as well as other information about significant financial difficulties of the borrower. If the amount of impairment loss decreases in a subsequent period, and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed. The reversal is recognized in the consolidated income statement.

4B.	Finance receivables consist of vehicle loans, the details of which are as follows:

	As at March 31,
	2022		2022		2021

	(In millions)
Finance receivables	US$	4,623.0	Rs.	350,386.4	Rs.	359,625.9
Less: allowance for credit losses		238.5		18,074.3		12,476.8

Total	US$	4,384.5	Rs.	332,312.1	Rs.	347,149.1

Current portion		2,915.2		220,953.5		178,680.9
Non-current portion		1,469.3		111,358.6		168,468.2

Total	US$	4,384.5	Rs.	332,312.1	Rs.	347,149.1

Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	164.6	Rs.	12,476.8	Rs.	6,513.7	Rs.	8,330.5
Allowances made during the year		172.6		13,075.9		9,579.4		6,602.1
Written off		(98.7)		(7,478.4)		(3,616.3)		(8,418.9)

Balance at the end	US$	238.5	Rs.	18,074.3	Rs.	12,476.8	Rs.	6,513.7